PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6      -          PROPERTY AND EQUIPMENT, NET

Composition:
	As of December 31,
	2019	2018
Original cost:
Land and Buildings (including facility infrastructure)	$363,133	$347,798
Machinery and equipment (*)	2,684,980	2,482,609
	$3,048,113	$2,830,407
Accumulated depreciation:
Buildings (including facility infrastructure)	$(239,241)	$(224,796)
Machinery and equipment	(2,126,933)	(1,948,377)
	$(2,366,174)	$(2,173,173)
	$681,939	$657,234

(*) Original cost of machinery and equipment includes ROU assets under capital lease in the amount of $86,087 and $54,873 as of December 31, 2019 and 2018, respectively. The depreciation expense of such assets amounted to $9,941 and $2,102 for the years ended December 31, 2019 and 2018, respectively.

As of December 31, 2019 and 2018, the original cost of land, buildings, machinery and equipment was reflected net of investment grants in the aggregate amount of $285,615 and $285,636, respectively.